Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Allowance for credit losses for home equity loans	¥ 641,000,000	¥ 726,000,000
Net gains on sale of loans	(6,497,731)	(17,190,545)	¥ (44,554,948)
Loans principal, interest and financing service fee receivables of corporate loan	776,332,323	726,293,220	¥ 792,794,985
Loans principal, interest and financing service fee receivables of corporate loan	(50,094,979)	(55,964,409)
Third Party Investors [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Carrying amount of loans	1,674,043,872	3,090,579,581
Net gains on sale of loans	6,497,731	17,190,545
Loans Held-For-Sale [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Loans transferred to held-for-sale category	3,529,585,983	2,471,413,744
Corporate Loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Loans principal, interest and financing service fee receivables of corporate loan	1,034,432,534	626,229,041
Loans principal, interest and financing service fee receivables of corporate loan	¥ 50,094,979	¥ 55,964,409